Average Annual Total Returns	12 Months Ended	60 Months Ended	110 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
American Customer Satisfaction Investable Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.25%	10.58%	13.19%	[1]
Standard & Poor's 500 (S&P 500 Index) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	15.55%	[1]
American Customer Satisfaction ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.51%	9.85%	12.40%	[1]
Performance Inception Date			Oct. 31, 2016
American Customer Satisfaction ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.27%	9.65%	12.13%	[1]
American Customer Satisfaction ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.39%	7.79%	10.24%	[1]

[1]	The Predecessor Fund commenced operations on October 31, 2016.